Intangible Assets, Net and Goodwill - Additional Information (Detail) R$ in Thousands, $ in Thousands, $ in Thousands, € in Millions	1 Months Ended								12 Months Ended
	Feb. 29, 2020 MXN ($) Band	Feb. 29, 2020 USD ($) Band	Jan. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 COP ($)	Jan. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Acquisitions 2020 [Member]
Disclosure of intangible assets and goodwill [line items]
Amortization of intangible assets									$ 20,338,080		$ 20,209,434	$ 25,798,610
IFETEL [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license											$ 459,668
Estimated useful life of intangible assets											20 years
Submarine Cable [Member]
Disclosure of intangible assets and goodwill [line items]
Estimated useful life of intangible assets											10 years
Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license									3,457,251
Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Number of brands | Band	2,500	2,500
30 Mhz spectrum [member] | Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license	$ 9,246,825	$ 30
Estimated useful life of intangible assets	20 years	20 years
400 MHZ [Member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license						$ 1,649,525
400 MHZ [Member] | Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license									1,806,875
Dominican Republic [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license							$ 709,829	R$ 1,831,427
Estimated useful life of intangible assets							11 years	11 years
Paraguay Puerto Rico Europe Argentina and other countries [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license									3,517,415
Comcel [Member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license				$ 2,753,768	$ (468,511,573,375)
Estimated useful life of intangible assets				20 years	20 years
Puerto Rico Argentina Guatemala Panam And Others Countries [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license											$ 1,862,934
Puerto Rico Argentina Guatemala Panam And Others Countries [Member] | Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license									1,701,682
CTE [Member] | Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license			$ 620,052
Number Of Pair of Frequencies			12 months
Austria [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license											$ 3,023,732
Austria [member] | 3.5 GHz [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license | €										€ 64.3
Belarus [member] | 2.1 GHz [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license | €										9.5
Croatia [member] | 2.1 GHz [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license | €										€ 7.2
Slovenia [member] | Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license									$ 1,704,280